Share-Based Compensation - Summary of Share-based Compensation Expenses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 7,652	$ 16,162
Equity-settled share-based payments [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	450	1,558
Deferred share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(1,713)	3,622
Phantom share entitlement plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(187)	117
Performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(442)	4,172
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	6,764	4,454
Cash performance target [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 2,780	$ 2,239